Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129667
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	Investor Class
Trading Symbol	TRRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - Investor Class	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2025 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,354	10,445	10,334
2016	10,272	10,693	10,295
2017	10,783	11,520	10,816
2017	11,167	11,769	11,135
2017	11,448	12,123	11,382
2017	11,804	13,074	11,866
2018	11,918	13,389	11,952
2018	11,918	13,542	12,024
2018	12,150	14,577	12,351
2018	11,735	13,797	11,881
2019	12,109	14,065	12,190
2019	12,191	13,880	12,186
2019	12,677	14,768	12,678
2019	13,083	15,934	13,215
2020	12,896	15,036	12,859
2020	12,885	15,471	12,932
2020	14,073	17,935	13,981
2020	14,693	18,966	14,571
2021	15,384	20,347	15,119
2021	16,123	22,264	15,890
2021	16,579	23,861	16,352
2021	16,373	23,961	16,180
2022	15,873	22,849	15,740
2022	15,069	21,444	14,966
2022	14,536	20,692	14,455
2022	14,684	21,373	14,695
2023	14,681	21,004	14,787
2023	14,925	21,880	15,049
2023	15,378	23,745	15,489
2023	15,512	24,067	15,616
2024	16,407	27,012	16,508
2024	16,789	27,916	16,850
2024	17,514	29,953	17,705
2024	17,857	32,367	17,987
2025	17,935	31,748	18,082
2025	18,069	31,578	18,336
2025	18,862	34,698	19,313
2025	19,412	36,765	20,010
2026	20,120	37,150	20,790
2026	20,523	40,876	21,405

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2025 Fund (Investor Class)	13.58%	4.94%	7.45%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	6.14	7.91

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 410,662,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,693,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$410,662 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	41.5%
Domestic Equity Funds	31.6
International Bond Funds	14.4
International Equity Funds	11.0
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	15.5
T. Rowe Price Growth Stock Fund	6.7
T. Rowe Price Value Fund	6.5
T. Rowe Price International Bond Fund (USD Hedged)	6.0
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price U.S. Large-Cap Core Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129666
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	Advisor Class
Trading Symbol	PAJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - Advisor Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2025 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,346	10,445	10,334
2016	10,255	10,693	10,295
2017	10,766	11,520	10,816
2017	11,131	11,769	11,135
2017	11,402	12,123	11,382
2017	11,758	13,074	11,866
2018	11,862	13,389	11,952
2018	11,853	13,542	12,024
2018	12,074	14,577	12,351
2018	11,650	13,797	11,881
2019	12,011	14,065	12,190
2019	12,092	13,880	12,186
2019	12,566	14,768	12,678
2019	12,959	15,934	13,215
2020	12,774	15,036	12,859
2020	12,753	15,471	12,932
2020	13,921	17,935	13,981
2020	14,515	18,966	14,571
2021	15,189	20,347	15,119
2021	15,911	22,264	15,890
2021	16,352	23,861	16,352
2021	16,137	23,961	16,180
2022	15,638	22,849	15,740
2022	14,831	21,444	14,966
2022	14,293	20,692	14,455
2022	14,439	21,373	14,695
2023	14,425	21,004	14,787
2023	14,654	21,880	15,049
2023	15,087	23,745	15,489
2023	15,208	24,067	15,616
2024	16,077	27,012	16,508
2024	16,439	27,916	16,850
2024	17,138	29,953	17,705
2024	17,474	32,367	17,987
2025	17,528	31,748	18,082
2025	17,646	31,578	18,336
2025	18,421	34,698	19,313
2025	18,933	36,765	20,010
2026	19,604	37,150	20,790
2026	19,997	40,876	21,405

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2025 Fund (Advisor Class)	13.32%	4.68%	7.18%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	6.14	7.91

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 410,662,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,693,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$410,662 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	41.5%
Domestic Equity Funds	31.6
International Bond Funds	14.4
International Equity Funds	11.0
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	15.5
T. Rowe Price Growth Stock Fund	6.7
T. Rowe Price Value Fund	6.5
T. Rowe Price International Bond Fund (USD Hedged)	6.0
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price U.S. Large-Cap Core Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169044
Shareholder Report [Line Items]
Fund Name	Target 2025 Fund
Class Name	I Class
Trading Symbol	TRVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2025 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2025 Fund - I Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2025 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	517,711	522,241	516,703
2016	514,078	534,647	514,734
2017	539,642	575,993	540,787
2017	558,848	588,456	556,748
2017	572,901	606,127	569,107
2017	591,170	653,724	593,302
2018	596,901	669,441	597,605
2018	597,385	677,086	601,214
2018	609,488	728,858	617,571
2018	588,671	689,853	594,057
2019	607,248	703,243	609,495
2019	611,829	693,987	609,305
2019	636,770	738,405	633,880
2019	657,131	796,715	660,734
2020	648,234	751,784	642,969
2020	647,706	773,543	646,594
2020	707,933	896,730	699,041
2020	739,103	948,279	728,564
2021	773,833	1,017,369	755,935
2021	811,541	1,113,218	794,524
2021	835,041	1,193,037	817,583
2021	825,204	1,198,049	808,982
2022	800,505	1,142,441	786,996
2022	759,936	1,072,208	748,305
2022	733,082	1,034,579	722,740
2022	741,081	1,068,629	734,761
2023	741,330	1,050,213	739,352
2023	753,696	1,094,023	752,429
2023	776,573	1,187,255	774,466
2023	783,992	1,203,368	780,795
2024	829,739	1,350,596	825,379
2024	849,080	1,395,788	842,515
2024	885,829	1,497,655	885,236
2024	904,525	1,618,354	899,330
2025	908,300	1,587,401	904,081
2025	915,124	1,578,892	916,814
2025	956,069	1,734,883	965,653
2025	984,731	1,838,256	1,000,512
2026	1,020,570	1,857,519	1,039,493
2026	1,041,801	2,043,802	1,070,227

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2025 Fund (I Class)	13.84%	5.12%	7.62%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2025 Index (Strategy Benchmark)	16.73	6.14	7.91

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 410,662,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,693,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$410,662 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	41.5%
Domestic Equity Funds	31.6
International Bond Funds	14.4
International Equity Funds	11.0
Short-Term and Other	1.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	15.5
T. Rowe Price Growth Stock Fund	6.7
T. Rowe Price Value Fund	6.5
T. Rowe Price International Bond Fund (USD Hedged)	6.0
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price U.S. Large-Cap Core Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.4
T. Rowe Price Equity Index 500 Fund	3.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless